Income taxes - Unrecognized deferred tax asset (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Unrecognized deferred tax asset
Unrecognized deferred tax asset	$ 7,384,294	$ 3,433,580
Non-capital losses carried forward | Canada
Unrecognized deferred tax asset
Unrecognized deferred tax asset	5,137,001	2,883,658
Non-capital losses carried forward | Australia
Unrecognized deferred tax asset
Unrecognized deferred tax asset	1,717,450
Intangible assets
Unrecognized deferred tax asset
Unrecognized deferred tax asset	148,955	2,749
Share issuance costs - 20(1)(e)
Unrecognized deferred tax asset
Unrecognized deferred tax asset	$ 380,888	$ 547,172